RESTRICTED STOCK AWARDS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the nine months ended September 30, 2025 were as follows:

	September 30, 2025
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	69,883	$34.05
Granted	-	-
Vested	(6,428)	11.20
Forfeited or Cancelled RSAs	-	-
Unvested at End of Period	63,455	$35.99

Restricted Stock Award transactions during the years ended December 31, 2024 were as follows:

	December 31, 2024
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	57,027	$39.20
Granted	31,429	9.80
Vested	(7,858)	9.93
Forfeited or Cancelled RSAs	(10,715)	8.40
Unvested at End of Period	69,883	$34.05